Summary of Significant Accounting Policies - Schedule of Reconciliation Convertible Note Measured at Fair Value on Recurring Basis (Details) - Level 3 [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Reconciliation Convertible Note Measured at Fair Value on Recurring Basis [Line Items]
Opening balance	$ 11,126
New convertible notes issued	2,937
Debt issuance expenses	564
Changes in fair value of convertible notes	1,956
Conversion to Class B ordinary shares	(13,598)
Ending balance	$ 2,985